Provision for Risks - Schedule of Provision Activity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Provision Activity Abstract
Balance beginning	R$ 31,032	R$ 32,586	R$ 673
Balance ending	30,820	31,032	32,586
Reversal of provision	(3,292)	(5,307)
Additions by acquisition	1,184
Additions by merger	119
Provisions acquired in business combination			22,651
Provision recorded during the period	R$ 1,777	3,753	9,262
Provision paid during the period